Noninterest income (Tables)	6 Months Ended
Sep. 30, 2025
Noninterest Income [Abstract]
Summary of Noninterest Income
Details of Noninterest income for the six months ended September 30, 2024 and 2025 are as follows:

	Six months ended September 30,
	2024	2025

	(in millions of yen)
Fee and commission income:
Securities-related business (1)	126,734	145,973
Deposits-related business (1)	7,976	7,689
Lending-related business (2)(4)	118,321	137,952
Remittance business (1)	50,247	51,715
Asset management business (1)	62,005	64,230
Trust-related business (1)	63,978	65,981
Agency business (1)	19,940	20,063
Guarantee-related business (3)	23,200	24,071
Fees for other customer services (1)	100,468	113,079

Total Fee and commission income	572,869	630,753

Foreign exchange gains (losses)—net (3)	(120,497)	(7,234)
Trading account gains (losses)—net (2)	801,981	224,043
Investment gains (losses)—net:
Debt securities (3)	12,139	3,244
Equity securities (3)	(133,889)	586,485
Equity in earnings (losses) of equity method investees—net (3)	9,086	38,290
Gains on disposal of premises and equipment (3)	72,346	16,469
Other noninterest income (2) (5)	123,285	148,782

Total	1,337,318	1,640,833

Notes:
(1)	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
(2)	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
(3)	These amounts are revenues from contracts that do not meet the scope of ASC 606.
(4)	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.
(5)	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.